Capital Leases and Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Capital Leases and Notes Receivable Disclosure [Abstract]
Capital lease and notes receivable
Notes receivable primarily consisted of fixed and variable rate notes secured by equity interests in partnerships and joint ventures. NRG's notes receivable and capital leases were as follows:

	As of December 31,
	2011	2010
	(In millions)
Capital Leases Receivable — non-affiliates
Vattenfall Europe Generation AG & Co. KG., due August 31, 2021, 11.00% (a)	$199	$233
Other	1	3
Capital Leases — non-affiliates	200	236
Notes Receivable — non-affiliates (b)	36	—
Notes Receivable — affiliates
Kraftwerke Schkopau GBR, indefinite maturity date, 6.91%-7.00% (c)	112	115
GCE Holding LLC which wholly-owns GenConn Energy LLC, indefinite maturity date, LIBOR +3% (d)	—	62
Avenal Solar Holdings LLC, indefinite maturity date, 4.5% (e)	8	—
Notes receivable — affiliates	120	177
Subtotal — Capital leases and notes receivable	356	413
Less current maturities:
Capital leases (f)	14	29
Total Capital leases and notes receivable — noncurrent	$342	$384

(a)
Saale Energie GmbH, or SEG, has sold 100% of its share of capacity from the Schkopau power plant to Vattenfall Europe Generation AG & Co. KG under a 25-year contract, which is more than 83% of the useful life of the plant. This direct financing lease receivable amount was calculated based on the present value of the income to be received over the life of the contract.

(b)
Agua Caliente and CVSR have entered into agreements with their respective transmission owners to provide financing for required network upgrades. The notes will be repaid within a five year period following the date each facility reaches commercial operations.

(c)
SEG entered into a note receivable with Kraftwerke Schkopau GBR, a partnership between SEG and E.On Kraftwerke GmbH. The note was used to fund SEG's initial capital contribution to the partnership and to cover project liquidity shortfalls during construction of the Schkopau power plant. The note is subject to repayment upon the disposition of the Schkopau plant.

(d)
NRG entered into a long-term $122 million note receivable facility with GCE Holding LLC to fund project liquidity needs in 2009. Per the terms of the facility, $63 million of the outstanding balance, including accrued interest was converted into equity in GenConn Energy LLC when the Middletown project reached commercial operations in 2011. See Note 12, Debt and Capital Leases for further discussion.

(e)	NRG entered into a long-term $35 million note receivable facility with Avenal Solar Holdings LLC, to fund project liquidity needs in 2011.

(f)	The current portion of capital leases is recorded in Prepayments and other current assets on the Consolidated Balance Sheet.